Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock		(24.10%)
State taxes, net of federal benefit	3.80%	(2.80%)
Investment tax credits	(3.10%)	4.50%
Production tax credits	(0.50%)	0.50%
Reversal of excess deferred income taxes	(2.00%)	4.20%
Changes in state deferred taxes associated with assets held for sale		(1.40%)
AFUDC - equity	(0.10%)	0.20%
Other, net	(1.20%)	0.30%
Effective tax rate	17.90%	2.40%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit	4.60%	4.40%
Investment tax credits	(0.30%)	(6.90%)
Production tax credits	(0.80%)	(1.00%)
Reversal of excess deferred income taxes	(2.30%)	(3.90%)
AFUDC - equity	(0.10%)	(1.00%)
Other, net	(0.50%)	0.60%
Effective tax rate	21.60%	13.20%